Other Assets (Details) - Schedule of Other Assets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Vaso Corporation and Subsidaries [Member]
Other Assets (Details) - Schedule of Other Assets (Parentheticals) [Line Items]
Allowance for loss on loan receivable	$ 412	$ 412